Mainland China Employee Contribution Plan - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PRC
Multiemployer Plans [Line Items]
Total expense for defined contribution plan	$ 18,815	¥ 130,630	¥ 89,571	¥ 88,102